CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Percentage points in probability of occurrence in base scenario	70.00%
Percentage points in probability of occurrence in optimistic scenario	10.00%
Percentage points in probability of occurrence in pessimistic scenario	20.00%
Percentage points of discount rate used in weighted probability of occurrence in all scenarios	12.40%
Impairment of property, plant and equipment	$ 3,114,056	$ 0	$ 0
Increase percentage points in weighted probability of pessimistic case	80.00%
Minimum percentage points in weighted probability of pessimistic case	20.00%
Maximum percentage points in weighted probability of pessimistic case	100.00%
Increase in impairment loss due to reduction in probability of occurrence in optimistic and base scenarios	$ 5,393,575
Percentage of increase in discount rate	1.00%
Increase in impairment loss due to increase in discount rate	$ 906,660
Book value of PPE [Abstract]
Amounts before impairment charge	95,188,000
Impairment charge	(3,114,056)	$ 0	$ 0
Amounts after impairment charge	92,074,000
Natural Gas Transportation [Member]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Impairment of property, plant and equipment	3,114,000
Book value of PPE [Abstract]
Amounts before impairment charge	70,036,000
Impairment charge	(3,114,000)
Amounts after impairment charge	66,922,000
Other Services [Member]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Impairment of property, plant and equipment	0
Book value of PPE [Abstract]
Amounts before impairment charge	25,152,000
Impairment charge	0
Amounts after impairment charge	$ 25,152,000